PROVISIONS - Changes in Provision (Details) - Environmental rehabilitation provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes In Other Provisions [Roll Forward]
Balance, beginning of year	$ 50,603	$ 54,429
Change in estimates	19,644	6,885
Site closure and reclamation costs paid	(938)	(6,840)
Unwinding of discount on rehabilitation provision	848	1,152
Foreign currency translation	964	(5,023)
Balance, end of the year	71,121	50,603
Current portion	24,172	10,488
Long-term balance	$ 46,949	$ 40,115